Investments in associates and joint venture - Statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in associates and joint ventures
Current assets	$ 739,545	$ 589,152
Non-current assets	3,822,266	3,390,465
Current liabilities	(844,937)	(360,436)
Non-current liabilities	(1,178,343)	(819,324)
Equity	2,538,531	2,799,857	$ 2,968,200	$ 3,028,226
Equity, adjusted	2,538,531	2,799,857	2,968,200	3,028,226
Minera Yanacocha S.R.L. [Member]
Investments in associates and joint ventures
Current assets	931,506	1,099,590
Non-current assets	1,175,631	1,213,848
Current liabilities	(310,040)	(282,986)
Non-current liabilities	(2,441,036)	(1,706,066)
Equity	(643,939)	324,386
Equity, adjusted	(643,939)	324,386
Group's interest	(281,079)	141,594
Goodwill	16,241	16,241
Investments in associates	(264,838)	157,835
Sociedad Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Current assets	2,157,182	1,754,888
Non-current assets	5,967,382	6,012,571
Current liabilities	(1,252,095)	(450,680)
Non-current liabilities	(745,463)	(1,681,451)
Equity	6,127,006	5,635,328	5,359,323	5,117,732
Equity, adjusted	6,127,006	5,635,328	$ 5,359,323	$ 5,117,732
Group's interest	1,197,614	1,101,363
Goodwill	107,763	107,763
Investments in associates	$ 1,305,377	$ 1,209,126